EQ ADVISORS TRUSTSM

SUPPLEMENT DATED APRIL 14, 2016 TO THE PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2015, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the investment managers of the:

AXA Global Equity Managed Volatility Portfolio

AXA International Core Managed Volatility Portfolio

AXA International Value Managed Volatility Portfolio

AXA Large Cap Core Managed Volatility Portfolio

AXA Large Cap Growth Managed Volatility Portfolio

AXA Mid Cap Value Managed Volatility Portfolio

AXA/Franklin Small Cap Value Managed Volatility Portfolio

AXA/Horizon Small Cap Value Portfolio

AXA/Lord Abbett Micro Cap Portfolio

AXA/Morgan Stanley Small Cap Growth Portfolio

AXA/Mutual Large Cap Equity Managed Volatility Portfolio

AXA/Pacific Global Small Cap Value Portfolio

AXA/Templeton Global Equity Managed Volatility Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

(each a “Portfolio”)

Effective immediately, the table in the section of the Prospectus, entitled “Who Manages the Portfolio – Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)” with respect to each Portfolio is deleted in its entirety and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Alan Mason	Managing Director of BlackRock	March 2014
Greg Savage	Managing Director of BlackRock	May 2012
Creighton Jue, CFA	Managing Director of BlackRock	April 2016
Rachel M. Aguirre	Director of BlackRock	April 2016

Effective immediately, the second paragraph in the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – BlackRock Investment Management LLC” is deleted in its entirety and replaced with the following information:

The Index Allocated Portion of each of the AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Horizon Small Cap Value Portfolio, the AXA/Lord Abbett Micro Cap Portfolio, the AXA/Morgan Stanley Small Cap Growth Portfolio, the AXA/Pacific Global Small Cap Value Portfolio, the AXA/Franklin Small Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the AXA Large Cap Growth Managed Volatility Portfolio, the AXA Mid Cap Value Managed Volatility Portfolio, the AXA/Mutual Large Cap Equity Managed Volatility Portfolio, the AXA Global Equity Managed Volatility Portfolio, the AXA International Core Managed Volatility Portfolio, the AXA International Value Managed Volatility Portfolio, the AXA/Templeton Global Equity Managed Volatility Portfolio, the Multimanager Mid Cap Growth Portfolio and the Multimanager Mid Cap Value Portfolio is managed by Alan Mason, Greg Savage, Creighton Jue, CFA, and Rachel M. Aguirre.

Alan Mason, Managing Director of BlackRock since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, Managing Director of BlackRock since 2010; Director of BlackRock in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Creighton Jue, CFA, Managing Director of BlackRock since 2011; Director of BlackRock from 2009 to 2011; Principal of BGI from 2000 to 2009.

Rachel M. Aguirre, Director of BlackRock since 2012; Vice President of BlackRock from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

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